Going Concern	12 Months Ended
Jun. 30, 2025
Going Concern [Abstract]
GOING CONCERN

2. GOING CONCERN

The Group’s accounts have been prepared assuming that the Group will continue as a going concern basis. The going concern basis assumes that assets are realized, and liabilities are extinguished in the ordinary course of business at amount disclosed. The Group had net loss of $32,527,871 for the year ended June 30, 2025. Meanwhile, the Group had net cash outflow from operating activities amounting to $6,486,454 for the year ended June 30, 2025 and the accumulated deficit of $37,428,238 as of June 30, 2025, which raised substantial doubt about its ability to continue as a going concern. To meet the cash requirements for the next 12 months from the issuance date of the financial statements, the Group plans to raise additional capital from equity financing to support its operating:

(i)	On May 6, 2025, the Group made a round of strategic capital increase, pursuant to which Shenzhen Wengu Development Investment Partnership (Limited Partnership) (“Shenzhen Wengu”) made a capital contribution of RMB30,000,000 (approximately $4,187,839) to DSY Guangdong, which was fully received as of the issuance date of the financial statements.

(ii)	From August to September 2025, Wenquan Zhu lent 3-year unsecured loans with an annual interest rate of 12% in an aggregate amount of approximately $439,108 to DSY HK for the purpose of working capital, which was fully received as of the end of September 2025.

(iii)	On September 30, 2025, the Group closed a registered direct offering with an institutional investor with a net proceed of approximately $4.5 million after deducting placement agent fees and offering expenses, which has been fully received on October 2, 2025.

As a result, the Group believes that its current cash and anticipated cash flows from operating and financing will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the accompanying consolidated financial statements, which will mitigate the conditions or events that raise substantial doubt about the Group’s ability to continue as a going concern. The Group has prepared the consolidated financial statements on a going concern basis. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity.